STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Required minimum percentage of appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Appropriations to the enterprise expansion reserve and staff welfare and bonus reserve	¥ 0	¥ 0	¥ 0
Amount of net assets of the relevant entity in the Group not available for distribution	7,342,556	939,965
Statutory reserve fund	¥ 499,675	¥ 404,879